Components of Net Deferred Tax Assets and Related Valuation Allowance (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 6,394,000	$ 8,476,000
Deferred revenue	6,552,000	7,580,000
Accrued expenses	1,233,000	1,559,000
Reserves and allowances	3,101,000	1,909,000
Share-based compensation	925,000	866,000
Other		261,000
Total deferred tax assets	18,205,000	20,651,000
Deferred tax liabilities:
Acquired intangible assets	(2,426,000)	(3,298,000)
Depreciation and amortization	(6,745)	(3,737,000)
Other	(294,000)
Total deferred tax liabilities	(9,465,000)	(7,035,000)
Valuation allowance	(2,581,000)	(975,000)
Net deferred tax assets	$ 6,159,000	$ 12,641,000